Significant Estimates And Certain Concentrations	12 Months Ended
Dec. 31, 2013
Significant Estimates And Certain Concentrations [Abstract]
Significant Estimates And Certain Concentrations
SIGNIFICANT ESTIMATES AND CERTAIN CONCENTRATIONS

Thirty nine percent (39%) of the Company's employees are covered by various collective bargaining agreements. Approximately 23% of those union employees (9% of our total employees) are covered by a contract that expires in 2014. The Company believes it has a good working relationship with its employees and has been successful in negotiating multi-year union contracts without work stoppages.

The Company has a noncontributory defined benefit pension plan and a postretirement health care plan that provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to services rendered prior to the valuation date based on the Entry Age Actuarial Cost Method and the Projected Unit Credit Actuarial Cost Method, respectively. It is reasonably possible that events could occur that would change the estimated amount of these liabilities materially in the near term. The financial statements have been prepared using values and information currently available to the Company.

Economic and financial market conditions could adversely affect our results of operations in future periods. Instability in the financial markets may make it difficult for certain of our customers to obtain financing, which may significantly impact the volume of future sales and adversely impact the Company's future operating results.

In addition, volatility of economic conditions could rapidly change the values of assets and liabilities recorded in the financial statements, resulting in material future adjustments in investment values (including defined benefit pension plan investments), allowances for accounts, net realizable value of inventory and realization of deferred tax assets that could negatively impact the Company's ability to meet debt covenants or maintain sufficient liquidity.

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.

The Company invests in various equity securities which are exposed to market risks. Due to the level of risk associated with certain equity securities, it is at least reasonably possible that changes in the values of equity securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheet.